Lease (Details) - Schedule of Minimum Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2024	$ 1,097
2025	1,040
2026	899
2027	894
2028	900
2029 and thereafter	5,841
Total undiscounted lease payments	10,671
Less: imputed interest	(3,005)
Present value of lease liabilities	$ 7,666